TRADING AND OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets at fair value through profit or loss, category [member]
TRADING AND OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables) [Line Items]
Disclosure of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [text block]
	2017	2016
	£m	£m
Liabilities held at fair value through profit or loss	7,815	9,425
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	41,378	42,067
Other deposits	381	530
Short positions in securities	1,303	2,482
	43,062	45,079
Trading and other financial liabilities at fair value through profit or loss	50,877	54,504